Business and Basis of Presentation - Ownership (Details)	Mar. 31, 2016	Mar. 30, 2016	Apr. 01, 2013
Majority Shareholder
Schedule of Equity Method Investments [Line Items]
Ownership percentage by related party	58.00%
Corporate Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	47.00%	47.00%	47.00%